Equity Incentive Plan	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan

Note 15 - Equity Incentive Plan

At the Special Meeting on February 28, 2024, Energem shareholders considered and approved the Equity Incentive Plan and reserved an amount of ordinary shares equal to 10% of the fully diluted issued and outstanding Combined Entity Ordinary Shares following the Business Combination for issuance thereunder. The Equity Incentive Plan was approved by the Energem board of directors on the same day. The Equity Incentive Plan became effective immediately upon the Closing of the Business Combination. A total number of shares equal to 201,558 have been reserved for future issuance under the Equity Incentive Plan.

Graphjet Technology’s employees, consultants and directors, and employees, consultants and directors of its subsidiaries will be eligible to receive awards under the Equity Incentive Plan. The Equity Incentive Plan is expected to be administered by the Graphjet Technology Board with respect to awards to non-employee directors and by Graphjet Technology’s remuneration committee with respect to other participants, each of which may delegate its duties and responsibilities to committees of Graphjet Technology directors and/or officers (referred to collectively as the “plan administrator” below), subject to certain limitations that may be imposed under stock exchange rules. The plan administrator will have the authority to interpret and adopt rules for the administration of the Equity Incentive Plan, subject to its express terms and conditions. The plan administrator will also set the terms and conditions of all awards under the Equity Incentive Plan, including any vesting and vesting acceleration conditions.

Note 15 - Equity Incentive Plan

At the Special Meeting on February 28, 2024, Energem shareholders considered and approved the Equity Incentive Plan and reserved an amount of ordinary shares equal to 10% of the fully diluted issued and outstanding Combined Entity Ordinary Shares following the Business Combination for issuance thereunder. The Equity Incentive Plan was approved by the Energem board of directors on the same day. The Equity Incentive Plan became effective immediately upon the Closing of the Business Combination. A total number of shares equal to 248,385 have been reserved for future issuance under the Equity Incentive Plan.

Graphjet Technology’s employees, consultants and directors, and employees, consultants and directors of its subsidiaries will be eligible to receive awards under the Equity Incentive Plan. The Equity Incentive Plan is expected to be administered by the Graphjet Technology Board with respect to awards to non-employee directors and by Graphjet Technology’s remuneration committee with respect to other participants, each of which may delegate its duties and responsibilities to committees of Graphjet Technology directors and/or officers (referred to collectively as the “plan administrator” below), subject to certain limitations that may be imposed under stock exchange rules. The plan administrator will have the authority to interpret and adopt rules for the administration of the Equity Incentive Plan, subject to its express terms and conditions. The plan administrator will also set the terms and conditions of all awards under the Equity Incentive Plan, including any vesting and vesting acceleration conditions.